Note 5 - Trade Accounts Receivable (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31,	January 31,
	2021	2020
Trade accounts receivable	39,536	37,121
Less: Provision for credit losses	(2,330)	(2,003)
	37,206	35,118

Accounts Receivable, Allowance for Credit Loss [Table Text Block]
Provision for Credit Losses
Balance at January 31, 2020	2,003
Current period provision for expected losses	1,681
Write-offs charged against the provision	(1,418)
Effect of movements in foreign exchange	64
Balance at January 31, 2021	2,330